BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 15:-    BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of the basic and diluted net income (loss) per share for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Numerator:

Net income (loss)	$138,322	$33,137	$(424,863)
Add: Interest expense on Convertible Notes (*)	3,166	—	—

Net income (loss) excluding interest expense on Convertible Notes	$141,488	$33,137	$(424,863)

Denominator:

Basic weighted-average shares used to compute net income (loss) per share	55,579,368	56,829,962	57,993,364

Weighted-average effect of dilutive ordinary shares:

Employee stock options and ESPP shares	1,513,986	1,039,744	—
RSUs and PSUs	1,433,269	533,331	—
Convertible Notes	1,426,748	—	—

Dilutive weighted-average shares used to compute net income (loss) per share	59,953,371	58,403,037	57,993,364

Basic net income (loss) per share	$2.49	$0.58	$(7.33)

Diluted net income (loss) per share	$2.36	$0.57	$(7.33)
(*) When the Convertible Notes are dilutive, the associated interest expense, net is added back to net income when calculating diluted net income per share.

Diluted loss per share for the year ended December 31, 2022 was the same as the basic loss per share, since there was a net loss for that period, and the inclusion of potential ordinary shares was anti-dilutive.
NOTE 15:-    BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Cont.)

The following potentially dilutive shares were excluded from the diluted income (loss) per share calculations for the periods presented because their effect would have been anti-dilutive:

	Year ended December 31,
	2024	2023	2022

Employee stock options and ESPP shares	740,329	2,245,872	4,332,022
RSUs and PSUs	238,588	818,288	3,123,019
Convertible Notes	—	1,426,748	3,969,514

	978,917	4,490,908	11,424,555